License Agreement (Details Narrative) (10-K) - USD ($)		6 Months Ended	12 Months Ended
	Sep. 16, 2016	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Payment to intangible assets		$ 50,000	$ 50,000
Amortization of license
Licensor [Member]
Payment to intangible assets			16,500	$ 16,500
Unpaid balance on license			33,500	33,500
Amortization of license			$ 50,000	$ 50,000
License Agreement [Member]
License agreement term	2 years	7 days	7 days
License agreement cost		$ 10,000	$ 10,000
License Agreement [Member] | Additional Payment [Member]
License agreement term		30 days	30 days
License agreement cost		$ 15,000	$ 15,000
License Agreement [Member] | Final Payment [Member]
License agreement term		90 days	90 days
License agreement cost		$ 25,000	$ 25,000